Tax matters	12 Months Ended
Dec. 31, 2018
Tax matters
Tax matters

25. Tax matters

a)   Income tax

The components of Income tax for 2016, 2017 and 2018 are as follows:

	2016	2017	2018

Current income tax expense:
Tax expense for current year	5,138	4,215	5,615
Deferred income tax expense (benefit):
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	213	1,281	(157)
Total Income tax	5,351	5,496	5,458

b)   Income tax reconciliation

The reconciliation of the income tax calculated at the corporate income tax rate of 30% to the income tax recognized and the breakdown of the effective tax rate are as follows:

	2016	2017	2018

Profit before tax	21,887	24,174	24,814

Income tax at 30%	6,566	7,252	7,444

Increase/(Decrease) due to permanent differences
Of which:
Due to effect of inflation	(982)	(1,742)	(1,542)
Due to effect of tangible assets	(154)	(78)	(76)
Due to effect of non-deductible expenses, non-taxable income and others	(79)	64	(368)
Income Tax	5,351	5,496	5,458

Effective tax rate	24.45%	22.74%	22.00%
Current tax liability	—	—

Income tax	5,351	5,496	5,458
Of which:
Current	5,138	4,215	5,615
Deferred	213	1,281	(157)

The Bank is subject to regular reviews by the Mexican Tax Administration Service. As of December 31, 2018, there are no tax contingencies arising because of such tax reviews requiring disclosure.

c)   Tax recognized in consolidated equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

	2016	2017	2018

Net tax credited/(charged) to consolidated equity:
Remeasurement of defined benefit obligation	(158)	(200)	(64)
Measurement of Available-for-sale - Debt instruments	1,158	(478)	—
Measurement of Available-for-sale - Equity instruments	16	1	—
Measurement of Financial assets at fair value through other comprehensive income - Debt instruments	—	—	371
Measurement of Financial derivatives (Cash flow hedges)	(207)	440	276
Paid interests on Subordinated Additional Tier I Capital Notes	—	191	254
Income tax from sale of the Custody business	—	—	255
	809	(46)	1,092

d)   Deferred tax assets and liabilities

Main components of the Bank’s gross deferred tax assets and liabilities are as follows:

	12/31/2017	12/31/2018

Total deferred tax assets prior to offsetting	17,184	20,791
Of which:
Tangible assets and deferred charges	2,457	1,984
Provisions	1,659	2,295
Impairment losses on loans and receivables	8,337	—
Impairment losses on financial assets at amortized cost	—	10,057
Net operating losses carryforward (*)	106	—
Capital losses carryforward(*)	2,689	2,683
Labor provisions	1,022	1,135
Fees and interest collected in advance	579	1,060
Foreign exchange rate derivatives	335	1,577
Total deferred tax liabilities prior to offsetting	(635)	(3,304)
Of which:
Unrealized gains on financial instruments	(20)	(2,729)
Prepayments	(467)	(355)
Other	(148)	(220)

(*)The net operating losses carryforward and the capital losses carryforward can be deducted during the ten-year period following the fiscal year in which the net operating loss and the capital loss were originated.

As of December 31, 2018, the detail of capital losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2016	2026	2,587	776
2017	2027	3,048	914
2018	2028	3,308	993
		8,943	2,683

The Bank only recognizes deferred tax assets for temporary differences and tax credit carryforward where it is considered probable that the consolidated entities that generated them will have sufficient future taxable profits against which they can be utilized.

After offsetting, deferred tax assets and liabilities are presented on the consolidated balance sheet as follows:

	12/31/2017	12/31/2018

Presented as deferred tax assets (*)	16,600	17,574
Presented as deferred tax liabilities	(51)	(87)
Net	16,549	17,487

(*)This amount represents the deferred tax asset whose realization is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences. Management has concluded that the realization of such assets is probable based on the Bank’s history of generating sufficient taxable income to utilize all available tax benefits.

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred income tax expense/(benefit). This is due to deferred taxes that are recognized directly in consolidated equity and the acquisition and disposal of entities as part of ordinary activities.

The changes in the total deferred tax assets and liabilities, prior to offsetting, in the last two years were as follows:

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2017	Income	Income	Movements	12/31/2017

Deferred tax assets	20,881	(3,561)	(136)	—	17,184
Deferred tax liabilities	(2,841)	2,280	(101)	27	(635)
	18,040	(1,281)	(237)	27	16,549

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2018	Income	Income	Movements	12/31/2018

Deferred tax assets	17,184	2,882	725	—	20,791
Deferred tax liabilities	(635)	(2,725)	14	42	(3,304)
	16,549	157	739	42	17,487